UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1.                  Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2007

Shares	Security Description	Market Value
	COMMON STOCKS 97.5%
	BASIC INDUSTRIES 12.6%
2,209,000	Bemis Co., Inc.	$64,303,990
2,120,000	Ecolab Inc.	100,064,000
3,200,000	H.B. Fuller Co. (b)	94,976,000
3,500,000	The Valspar Corp.	95,235,000
		354,578,990
	CAPITAL GOODS 11.0%
2,330,000	Donaldson Co., Inc.	97,300,800
2,095,000	Graco Inc.	81,935,450
100,000	Fastenal Co.	4,541,000
1,136,700	MTS Systems Corp. (b)	47,286,720
2,320,000	Pentair, Inc.	76,977,600
		308,041,570
	CONSUMER CYCLICAL 9.3%
660,000	Briggs & Stratton Corp.	16,618,800
430,000	G&K Services, Inc. – Cl A	17,286,000
1,950,000	Target Corp.	123,961,500
1,750,000	The Toro Co.	102,952,500
		260,818,800
	CONSUMER STAPLE 6.5%
1,560,000	General Mills, Inc.	90,495,600
1,840,000	Hormel Foods Corp.	65,835,200
678,000	SUPERVALU Inc.	26,448,780
		182,779,580
	DIVERSIFIED 8.2%
2,380,000	General Electric Co.	98,532,000
1,400,000	3M Co.	131,012,000
		229,544,000
	FINANCIAL 15.3%
1,260,000	Associated Banc-Corp.	37,333,800
770,000	MoneyGram International Inc.	17,394,300
910,000	Principal Financial Group, Inc.	57,411,900
3,070,000	TCF Financial Corp.	80,372,600
680,000	The Travelers Companies, Inc.	34,231,200

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SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Shares	Security Description	Market Value
	COMMON STOCKS (continued)
	FINANCIAL (continued)
2,720,000	U.S. Bancorp	$88,481,600
3,230,000	Wells Fargo & Co.	115,052,600
		430,278,000
	HEALTH CARE 19.2%
100,000	Amgen, Inc. (a)	5,657,000
1,520,000	Baxter International Inc.	85,545,600
1,360,000	Johnson & Johnson	89,352,000
2,200,000	Medtronic, Inc.	124,102,000
780,000	Patterson Cos., Inc. (a)	30,115,800
2,550,000	Pfizer Inc.	62,296,500
1,570,000	St. Jude Medical, Inc. (a)	69,189,900
770,000	SurModics, Inc. (a)	37,737,700
440,000	Techne Corp. (a)	27,755,200
90,000	Zimmer Holdings, Inc. (a)	7,289,100
		539,040,800
	TECHNOLOGY 14.6%
1,000,000	ADC Telecommunications, Inc. (a)	19,610,000
1,690,000	Ceridian Corp. (a)	58,710,600
1,500,000	Corning Inc.	36,975,000
440,000	Daktronics, Inc.	11,976,800
2,540,000	Emerson Electric Co.	135,178,800
1,583,750	Honeywell International Inc.	94,185,613
1,490,000	Intel Corp.	38,531,400
490,000	Stratasys, Inc. (a)	13,504,400
		408,672,613
	TRANSPORTATION 0.8%
290,000	United Parcel Service, Inc. – Cl B	21,779,000
	TOTAL COMMON STOCKS (cost $1,720,396,835)	$2,735,533,353

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SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Shares	Security Description	Market Value
	SHORT-TERM INVESTMENTS 2.4%
56,872,085	First American Prime Obligations Fund, Class Z	$56,872,085
12,068,537	Merrill Lynch Premier Institutional Money Market Fund	12,068,537
	TOTAL SHORT-TERM INVESTMENTS (cost $68,940,622)	$68,940,622
	TOTAL INVESTMENTS 99.9% (cost $1,789,337,457)	$2,804,473,975
	OTHER ASSETS AND LIABILITIES (NET) 0.1%	1,635,738
	TOTAL NET ASSETS 100%	$2,806,109,713

(a)  Non-income producing.

(b)  Affiliated company.

See accompanying Notes to Schedule of Investments.

7

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2007

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Fund's Board of Directors, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2007, no securities in the Fund were valued using this method.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,015,136,518 of which $1,032,643,921 represented appreciated investment securities and $17,507,403 represented depreciated investment securities.

Transactions with affiliated companies

The Fund owns 5% or more of the voting securities of the following companies as of September 30, 2007. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/06	Purchases	Sales	Balance 09/30/07	Value at 09/30/07
H.B. Fuller Co.	3,450,000	—	250,000	3,200,000	$94,976,000
MTS Systems Corp.	1,211,700	—	75,000	1,136,700	47,286,720
					$142,262,720

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Item 2.	Controls and Procedures.

a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

	(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President

Date	11/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	11/27/2007

By (Signature and Title)

* /s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/27/07

*  Print the name and title of each signing officer under his or her signature.